Segment reporting	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Segment reporting
5. Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of segment performance which forms part of the basis for many of the company’s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
All figures in the table below are stated in million US dollar, except volume (million hls).

.	North America			Middle Americas			South America			EMEA			Asia Pacific

	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023

.

Volume	83	86	90	150	150	149	155	161	162	93	94	90	79	84	93

Revenue	14 207	14 655	15 072	17 376	17 072	16 348	11 954	12 423	12 040	9 502	9 003	8 589	5 693	6 196	6 824

Profit from operations	3 747	4 350	3 607	7 382	6 809	6 201	2 909	3 012	2 838	2 022	1 765	1 461	1 011	1 222	1 451

Net finance income/(expense)

Share of results of associates

Exceptional share of results of associates

Income tax expense

Profit

.

Segment assets (non-current)¹	61 445	61 837	62 436	73 560	66 567	74 142	13 764	12 820	14 791	30 845	27 951	29 302	10 964	10 952	11 980

Gross capex¹	391	436	495	921	1 164	1 368	660	702	830	750	668	906	307	379	498

FTE	15 449	16 492	17 950	43 085	45 630	48 069	32 931	34 639	36 267	19 264	19 979	21 011	20 908	21 483	24 992

1
Amended to conform to the 2025 presentation.

	Global Export and Holding Companies			AB InBev Worldwide

	2025	2024	2023	2025	2024	2023

.

Volume	-	-	-	561	576	585

Revenue	588	418	508	59 320	59 768	59 380

Profit from operations	(1 666)	(1 671)	(1 592)	15 405	15 487	13 966

Net finance income/(expense)				(4 465)	(5 353)	(5 102)

Share of results of associates				378	329	295

Exceptional share of results of associates				9	104	(35)

Income tax expense				(2 850)	(3 152)	(2 234)

Profit				8 477	7 416	6 891

.

Segment assets (non-current)¹	3 461	3 511	3 323	194 039	183 637	195 973

Gross capex¹	628	513	540	3 656	3 863	4 638

FTE	5 168	5 662	6 251	136 805	143 885	154 540
For the year ended 31 December 2025, net revenue from the beer business amounted to 53 050m US dollar (2024
1
: 53 655m US dollar; 2023
1
: 53 865m US dollar) while the net revenue from the non-beer business (including primarily soft drinks, spirits-based beverages and energy drinks) accounted for 6 269m US dollar (2024
1
: 6 114m US dollar; 2023
1
: 5 515m US dollar). Additionally, for 2025, net revenue from the company’s business in the United States amounted to 12 376m US dollar (2024: 12 792m US dollar; 2023: 13 168m US dollar) and net revenue from the company’s business in Brazil amounted to 8 766m US dollar (2024: 9 063m US dollar; 2023: 9 257m US dollar).
On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 696m US dollar (2024: 692m US dollar; 2023: 606m US dollar) and non-current assets located in the country of domicile represented 2 221m US dollar (2024: 2 331m US dollar; 2023: 2 341m US dollar).

1
Amended to conform to the 2025 presentation.